Other employee benefits (Schedule of additional information about other employee benefit plans) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Opening defined benefit obligation	$ 129,616	$ 116,696
Current service costs	3,861	4,140
Past service cost	134	0
Interest cost	3,531	3,478
Effects of movements in exchange rates	639	2,423
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	2,601	(4,460)
Arising from changes in financial assumptions	(7,309)	10,043
Arising from experience adjustments	(1,034)	(489)
Benefits paid	(3,196)	(2,215)
Closing defined benefit obligation	$ 128,843	$ 129,616